S&P 500 Index Fund
S&P 500 Index Fund Investment Class GIDIX Service Class GIDSX
Investment Objectives
Growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - S&P 500 Index Fund - USD ($)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Index Fund		Investment Class	Service Class
Management Fees	[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.16%	0.41%
[1]	The Fund's management fee is a “unitary” fee that includes most operating expenses payable by the Fund.

Expense Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - S&P 500 Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investment Class	16	52	90	205
Service Class	42	132	230	518

Expense Example, No Redemption - S&P 500 Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investment Class	16	52	90	205
Service Class	42	132	230	518

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between the Fund’s total return and that of the S&P 500® Index of at least 0.95, without taking expenses into account.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a passive investment approach, attempting to replicate the investment performance of the S&P 500® Index through automated statistical analytic procedures. To the extent that the Fund is unable to purchase all stocks comprising the S&P 500® Index, the Fund will purchase a representative sample of the stocks listed in the S&P 500® Index in proportion to their weightings. However, in some cases, the Fund’s weightings in particular industry segments represented in the S&P 500® Index may differ from those of the S&P 500® Index.

The Fund also may invest to a lesser extent in securities that are not in the S&P 500® Index. All securities held by the Fund are acquired to seek to fulfill its investment objectives. The portfolio managers may also use various types of derivative instruments (such as futures) to gain exposure to certain types of securities as an alternative to investing directly in or selling securities comprising the S&P 500® Index. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.
Principal Risks
The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Passive Strategy Risk: The Fund utilizes a passive investment strategy, which attempts to track the performance of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the S&P 500® Index may be affected by changes in the securities markets, changes in the composition of the S&P 500® Index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the S&P 500® Index would be unusual and temporary.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivative instruments not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative instrument may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivative instruments more costly, may limit the availability of derivative instruments, or may otherwise adversely affect the use, value or performance of derivative instruments.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.
Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	16.07%	(quarter ended June 30, 2009)
Lowest	-21.93%	(quarter ended December 31, 2008)

Average Annual Total Returns (%) (for the periods ended December 31, 2015)
Average Annual Total Returns - S&P 500 Index Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investment Class	1.39%	12.43%	7.22%	6.23%		Nov. 25, 1997
Investment Class | Return After Taxes on Distributions	0.47%	11.46%	6.38%	5.37%		Nov. 25, 1997
Investment Class | Return After Taxes on Distributions and Sale of Fund Shares	0.78%	9.44%	5.39%	4.72%		Nov. 25, 1997
Service Class	1.16%	12.14%	6.93%	6.97%		Sep. 30, 2005
S&P 500® Index (does not reflect fees, expenses or taxes)	1.38%	12.57%	7.31%	6.30%	[1]	Nov. 30, 1997
[1]	11/30/97 for Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.